Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 898.9	$ 1,832.5
Short-term investments	423.5	0
Receivables, net	1,757.3	1,056.1
Inventories, net	2,399.9	1,779.3
Other	349.0	265.0
Total current assets	5,828.6	4,932.9
Plant and equipment, net	1,500.1	1,247.8
Goodwill	1,615.3	1,475.8
Other assets	417.7	348.6
Total assets	9,361.7	8,005.1
Liabilities and stockholders' equity
Current portion of long-term debt	10.6	519.9
Accounts payable and accrued liabilities	2,669.7	2,016.0
Accrued income taxes	0	38.0
Total current liabilities	2,680.3	2,573.9
Long-term debt	1,574.2	772.9
Deferred income taxes	184.5	95.7
Other long-term liabilities	215.3	170.2
Total liabilities	4,654.3	3,612.7
Commitments and contingencies	0	0
Stockholders' equity:
Common stock, par value $.01 per share, 400,000,000 shares authorized, 263,111,472 shares issued at December 31, 2011 and 2010	2.6	2.6
Preferred stock, par value $.01 per share, 10,000,000 shares authorized, no shares issued or outstanding	0	0
Capital in excess of par value	2,072.4	2,259.3
Retained earnings	3,370.2	2,848.3
Accumulated other elements of comprehensive income (loss)	(90.8)	(27.1)
Less: Treasury stock at cost, 17,579,397 shares at December 31, 2011 and 19,197,642 shares at December 31, 2010	(647.0)	(690.7)
Total stockholders' equity	4,707.4	4,392.4
Total liabilities and stockholders' equity	$ 9,361.7	$ 8,005.1